Loans and Related Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 16,413	$ 16,423
Total loans	$ 912,745	$ 936,682
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 534,159	$ 547,427
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	41	39
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	67,759	79,828
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	381,241	380,388
Total Commercial [Member] | Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	62,038	72,215
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	136,505	150,616
Total Commercial [Member] | Commercial real estate [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,123	6,916
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,413	16,423
Total Commercial [Member] | Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	598	697
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	378,586	389,255
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	401	275
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	250,269	260,724
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	56,542	52,230
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,367	47,762
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,408	28,539
Total Consumer [Member] | Other consumer [Member] | Securities Based Lending Loans [Member] | Wealth Management [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 21,400	$ 18,300